Retirement Benefits (Accumulated Benefit Obligation In Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Pension Benefits	Dec. 31, 2012 Other Postretirement Benefits	Dec. 31, 2013 Southern Union [Member] Other Postretirement Benefits	Dec. 31, 2013 Funded Plans [Member] Southern Union [Member] Pension Benefits	Dec. 31, 2013 Unfunded Plans [Member] Southern Union [Member] Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	$ 1,195			$ 632	$ 61
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,179	225	223	632	61
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	$ 906	$ 185	$ 284	$ 600	$ 0